Related Party Transactions (Tables)	6 Months Ended	12 Months Ended
	Apr. 30, 2025	Oct. 31, 2024
Related Party Transactions
Schedule of due to related parties

	April 30,	October 31,
	2025	2024
Jingpeng Guo (1)	$11,003	$11,239
Ye Li (2)	1,705	1,742
Wei Zhu (3)	121,035	123,634
Xiamen Heying (defined below) (4)	69,073	70,556
Total	$202,817	$207,171
(1)	Vice President of the Company
(2)	Director of the Company
(3)	Chairman and Chief Executive Office of the Company
(4)	Xiamen Heying Information Technology Ltd. (“Xiamen Heying”), which was 86.43% owned by Mr. Wei Zhu

	Years Ended October 31,
	2024	2023
Jingpeng Guo (1)	$11,239	$10,934
Ye Li (2)	1,742	1,695
Wei Zhu (3)	123,634	120,274
Xiamen Heying (defined below) (4)	70,556	69,049
Total	$207,171	$201,952
(1)	Vice President of the Company
(2)	Director of the Company
(3)	Chairman and Chief Executive Office of the Company
(4)	Xiamen Heying Information Technology Ltd. (“Xiamen Heying”), which was 86.43% owned by Mr. Wei Zhu